SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Aug. 31, 2025 USD ($) Segment	Feb. 28, 2025 USD ($)
Accounting Policies [Abstract]
Allowance for expected credit losses | $	$ 110,838	$ 105,429
Number of reportable segment | Segment	1